Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Revenue
Revenue	$ 56,121	$ 34,957	$ 96,631	$ 67,733	$ 146,490	$ 144,515	$ 92,030
Cost of revenue
Cost of revenue	45,344	25,929	76,637	50,941	113,541	126,473	72,526
Gross profit	10,777	9,028	19,994	16,792	32,949	18,042	19,504
Operating expenses
Research and development	40,410	17,126	65,784	35,152	75,017	69,464	50,510
Sales and marketing	21,923	10,966	37,897	25,167	53,002	56,997	56,411
General and administrative	22,732	4,466	37,199	9,555	25,922	23,945	17,870
Total operating expenses	85,065	32,558	140,880	69,874	153,941	150,406	124,791
Loss from operations	(74,288)	(23,530)	(120,886)	(53,082)	(120,992)	(132,364)	(105,287)
Interest income	25	37	47	280	315	3,245	1,402
Interest expense		(793)	(1,499)	(1,628)	(3,253)	(3,544)	(3,690)
Change in fair value of redeemable convertible preferred stock warrant liability		(11,516)	9,237	(10,981)	(73,125)	(875)	(388)
Change in fair value of common stock warrant liabilities	(10,421)		33,340	(10,981)
Change in fair value of contingent earnout liability			84,420
Transaction costs expensed			(7,031)
Other (expense) income, net	(189)	563	(174)	131	229	(565)	(5)
Net loss before income taxes	(84,873)	(35,239)	(2,546)	(65,280)	(196,826)	(134,103)	(107,968)
Provision for income taxes	65	48	103	105	198	224	119
Net loss	(84,938)	(35,287)	(2,649)	(65,385)	(197,024)	(134,327)	(108,087)
Accretion of beneficial conversion feature of redeemable convertible preferred stock	0	(58,625)	0	(58,625)	(60,377)	0	0
Cumulative dividends on redeemable convertible preferred stock	0		(4,292)		(16,799)	0	0
Deemed dividends attributable to vested option holders	0		(51,855)
Deemed dividends attributable to common stock warrant holders	0		(110,635)
Net loss attributable to common stockholders - Basic	(84,938)	(93,912)	(169,431)	(124,010)	$ (274,200)	$ (134,327)	$ (108,087)
Gain attributable to earnout shares issued	0		(84,420)
Change in fair value of dilutive warrants	(7,427)		(53,540)
Net loss attributable to common stockholders - Diluted	$ (92,365)	$ (93,912)	$ (307,391)	$ (124,010)
Net loss per share attributable to common stockholders, basic and diluted					$ (18.14)	$ (15.10)	$ (24.89)
Weighted-average shares used in computing net loss per share attributable to common stockholders, basic and diluted	312,465,016	13,537,501	266,473,703	12,822,481	15,116,763	8,893,787	4,342,517
Weighted average shares outstanding - Basic	312,227,526	13,468,677	266,197,482	12,822,481
Weighted average shares outstanding - Diluted	313,602,100	13,468,677	275,577,000	12,822,481
Net loss per share - Basic	$ (0.27)	$ (6.97)	$ (0.64)	$ (9.67)
Net loss per share - Diluted	$ (0.29)	$ (6.97)	$ (1.12)	$ (9.67)
Networked charging systems [Member]
Revenue
Revenue	$ 40,874	$ 21,368	$ 67,674	$ 41,025	$ 91,893	$ 101,012	$ 61,338
Cost of revenue
Cost of revenue	35,384	20,408	59,126	39,024	87,083	105,940	59,928
Subscriptions [Member]
Revenue
Revenue	12,082	9,811	22,906	18,815	40,563	28,930	22,504
Cost of revenue
Cost of revenue	7,830	4,452	13,470	9,225	20,385	16,244	10,441
Other [Member]
Revenue
Revenue	3,165	3,778	6,051	7,893	14,034	14,573	8,188
Cost of revenue
Cost of revenue	$ 2,130	$ 1,069	$ 4,041	$ 2,692	$ 6,073	$ 4,289	$ 2,157